UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C.  20549

				FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment []; Amendment Number:  ________
 This Amendment (Check only one.): 	[] is a restatement.
					[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Oechsle International Advisors, LLC
Address:	One International Place
		23rd Floor
		Boston, MA 02110

Form 13F File Number:  28-5470

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martin Dyer
Title:	Director of Compliance
Phone:	(617) 330-8825

Signature, Place, and Date of Signing:

	Martin Dyer	Boston, Massachusetts		August 10, 2001


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[]	13F NOTICE.

[]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

			FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  $488,515

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name

01	28-4528			Fleet Investment Advisors

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					FORM 13F INFORMATION TABLE

			TITLE
			OF		VALUE		SHARES/	SH/	PUT/	INVSTMT	OTHER	   	VOTING AUTHORITY
NAME OF ISSUER	CLASS	CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
---------------	------	---------	--------	-------	---	----	-------	--------	-------	------	-------

OPENTV CORP	CL A	G67543101	1936		133543	SH		SOLE			0	0	133543
EMBRAER-EMPRESA	SP ADR	29081M102	12691		325000	SH		SOLE			323471	0	1529
EMBRATEL PARTIC	SP ADR	29081N100	33354		4459110	SH		SOLE			3547227	0	911883
EMBRATEL PARTIC	SP ADR	29081N100	654		87365	SH		OTHER	01		0	0	87365
GRUPO TELEVISA 	SP ADR	40049J206	23116		577747	SH		SOLE			577747	0	0
GUCCI GROUP N V	COM NY	401566104	101602		1213164	SH		SOLE			981500	0	231664
GUCCI GROUP N V	COM NY	401566104	2856		34108	SH		OTHER	01		0	0	34108
ICICI LTD	SP ADR	44926P202	2064		224350	SH		SOLE			0	0	224350
INCO LTD	COM	453258402	399		23100	SH		SOLE			0	0	23100
JONES APPAREL	COM	480074103	8936		206851	SH		SOLE			0	0	206851
KOREA TELECOM	SP ADR	50063P103	137516		6256403	SH		SOLE			4564830	0	1691573
KOREA TELECOM	SP ADR	50063P103	2375		108063	SH		OTHER	01		0	0	108063
NOKIA CORP	SP ADR	654902204	7168		325234	SH		SOLE			275972	0	49262
PARTNER COMM	ADR	70211M109	1286		268000	SH		SOLE			241571	0	26429
PETROLEO BRASIL	SP ADR	71654V408	29658		1140682	SH		SOLE			1140682	0	0
PLACER DOME INC	COM	725906101	237		24200	SH		SOLE			0	0	24200
POHANG IRN&STL	SP ADR	730450103	52618		2668274	SH		SOLE			1906575	0	761699
POHANG IRN&STL	SP ADR	730450103	1162		58930	SH		OTHER	01		0	0	58930
ROSTELECOM OPEN	SP ADR	778529107	276		52600	SH		SOLE			0	0	52600
RYANAIR HLDNGS	SP ADR	783513104	413		7948	SH		SOLE			7948	0	0
SK TELECOM LTD	SP ADR	78440P108	57391		3395906	SH		SOLE			2534890	0	861016
SK TELECOM LTD	SP ADR	78440P108	1473		87187	SH		OTHER	01		0	0	87187
724 SOLUTIONS	COM	81788Q100	148		20000	SH		SOLE			0	0	20000
SOTHEBYS HLDNGS	CL A	835898107	240		14893	SH		SOLE			0	0	14893
TELEWEST COMM	SP ADR	87956P105	748		59154	SH		SOLE			59154	0	0
TURKCELL ILET	SP ADR	900111105	7995		2855417	SH		SOLE			2083169	0	772248
TURKCELL ILET	SP ADR	900111105	203		72329	SH		OTHER	01		0	0	72329

</TABLE